BlackRock Equity Dividend Fund
(the “Fund”)

Supplement dated December 15, 2015
to the Statement of Additional Information dated November 27, 2015

Effective January 1, 2016, the following changes are made to the Fund’s Statement of Additional Information:

The first paragraph under the section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

The Fund is supported by a team of financial professionals who are responsible for investment research and selection. The lead members of this team are Robert M. Shearer, CFA, Tony DeSpirito and David J. Cassese, CFA. Mr. Shearer, Mr. DeSpirito and Mr. Cassese are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended July 31, 2015.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert M. Shearer	12	6	2	0	0	0
	$4.77 Billion	$2.54 Billion	$468.1 Million	$0	$0	$0
Tony DeSpirito	6	4	3	0	0	0
	$3.22 Billion	$2.23 Billion	$509.4 Million	$0	$0	$0
David J. Cassese	6	2	2	0	0	0
	$3.22 Billion	$1.96 Billion	$468.1 Million	$0	$0	$0

The section entitled “Management and Advisory Arrangements — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of July 31, 2015, the Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by the portfolio managers in the Fund is shown below:

Portfolio Manager	Dollar Range
Robert M. Shearer, CFA	Over $1 Million
Tony DeSpirito	$500,001 – $1,000,000
David J. Cassese	$100,001 – $500,000

Shareholders should retain this Supplement for future reference.